Subsequent Events (Details Narrative) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended					0 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 08, 2014 Subsequent Event [Member]	Jan. 09, 2014 Subsequent Event [Member]	Nov. 10, 2014 Subsequent Event [Member] 2014 Stock Incentive Plan [Member]	Nov. 10, 2014 Subsequent Event [Member] 2013 Stock Incentive Plan [Member]	Oct. 10, 2014 Subsequent Event [Member] Pumping Equipment [Member]	Oct. 29, 2014 Subsequent Event [Member] Convertible Debt [Member]	Oct. 10, 2014 Subsequent Event [Member] Well Stimulation Equipment [Member]	Oct. 10, 2014 Subsequent Event [Member] Pumping Equipment [Member]
Purchase of pumping eqipment						$ 8,093,870
Procceds from letter of intent							4,000,000
Payment for purchase of equipment	3,500,000											8,793,245	6,500,000
Purchase price of equpiument due										4,100,000		6,028,075
Proceeds from notes payable		$ 11,863,885	$ 1,000,000	$ 1,000,000							$ 10,136,115
Stock-based incentive awards granted to employees and consultants								110,000	28,500